Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2017
Subsidiaries [Abstract]
Schedule of condensed information regarding subsidiary directly held by company
				Amounts provided by the Company to the subsidiary
	Incorporated and operates in Israel	Group’s ownership equity	Company’s direct ownership of equity	Loans	Guarantees	Total investment in subsidiary
				USD thousands
Kitov Pharmaceuticals Ltd. (1)	Israel	100%	100%	(19,481)	-	(19,748)
TyrNovo Ltd.	Israel	64.72%	64.72%	(1,597)	-	2,404

(1)	With regards to its merger with the Company, see also Note 1.